Summary of Offsetting Financial Assets and Financial Liabilities (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	$ 326,078	$ 305,114
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	34,363	41,074
Net amount of financial instruments presented in the Consolidated Balance Sheet	291,715	264,040
Amounts subject to an enforceable master netting agreement	59,591	69,269
Collateral	202,036	168,202
Net Amount	30,088	26,569
Gross amounts of recognized financial instruments before balance sheet netting	272,857	260,231
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	34,363	41,074
Net amount of financial instruments presented in the Consolidated Balance Sheet	238,494	219,157
Amounts subject to an enforceable master netting agreement	59,591	69,269
Collateral	167,369	146,765
Net Amount	11,534	3,123
Derivative Financial Assets [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	93,867	121,791
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	6,485	17,918
Net amount of financial instruments presented in the Consolidated Balance Sheet	87,382	103,873
Amounts subject to an enforceable master netting agreement	47,300	60,796
Collateral	13,526	18,887
Net Amount	26,556	24,190
Securities purchased under reverse repurchase agreements [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	232,211	183,323
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	27,878	23,156
Net amount of financial instruments presented in the Consolidated Balance Sheet	204,333	160,167
Amounts subject to an enforceable master netting agreement	12,291	8,473
Collateral	188,510	149,315
Net Amount	3,532	2,379
Derivative financial liabilities [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	78,125	109,051
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	6,485	17,918
Net amount of financial instruments presented in the Consolidated Balance Sheet	71,640	91,133
Amounts subject to an enforceable master netting agreement	47,300	60,796
Collateral	14,279	28,374
Net Amount	10,061	1,963
Obligations related to securities sold under repurchase agreement [member]
Disclosure Of Off Setting Of Financial Assets And Liabilities [line items]
Gross amounts of recognized financial instruments before balance sheet netting	194,732	151,180
Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	27,878	23,156
Net amount of financial instruments presented in the Consolidated Balance Sheet	166,854	128,024
Amounts subject to an enforceable master netting agreement	12,291	8,473
Collateral	153,090	118,391
Net Amount	$ 1,473	$ 1,160